Submission	May 22, 2025
Submission [Line Items]
Central Index Key	0001027664
Registrant Name	ELBIT SYSTEMS LTD
Registration File Number	333-287480
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES